Stock Transactions And Stock-Based Compensation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions			9 Months Ended		12 Months Ended
	Sep. 20, 2019	Sep. 17, 2019	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)			500,000,000		100
Common stock, par value (in USD per share)			$ 0.01		$ 0.01
Preferred shares authorized (in shares)			15,000,000		0
Shares of common stock previously held by Danaher (in shares)		100
Common stock, shares issued (in shares)	127,900,000
Aggregate intrinsic value of options exercised					$ 19.0	$ 18.0	$ 20.0
Exercise of options, cash receipts					14.0	17.0	19.0
Employee service share-based compensation, tax benefit from exercise of stock options					5.0	8.0	9.0
Adjustments to additional paid in capital and a financing cash flow							5.6
Reduction in current income tax provision					$ 3.3	$ 4.9
Share withheld (in shares)					41,000	37,000
Payment for tax withholding					$ 4.0	$ 3.0
RSUs/PSUs:
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to RSUs/PSUs			$ 24.0		$ 16.0
Vesting period of shares (in years)			3 years		2 years
Employee service share-based compensation, tax benefit from exercise of stock options					$ 2.0	2.0	2.0
Stock options:
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares (in years)			5 years
Options termination period			10 years
Total unrecognized compensation cost related to RSUs/PSUs			$ 21.0		$ 14.0
Vesting period of shares (in years)			3 years		3 years
Employee service share-based compensation, tax benefit from exercise of stock options					$ 3.0	$ 6.0	$ 7.0
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares (in years)					3 years
Holding period of shares (in years)					2 years
Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Envista stock issued as consideration to danaher as part of separation agreement		127,900,000
Common stock, shares issued (in shares)			127,900,000	0
Issuance of common stock (in shares)			30,800,000	0
IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock (in shares)	30,800,000
Danaher
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued (in shares)	127,900,000